Inventory	6 Months Ended
Mar. 31, 2025
Inventory [Abstract]
INVENTORY

3. INVENTORY

Inventory is stated at the lower of actual accumulated costs or net realizable value. Inventory consists of finished goods of $7,092,779, and work in process of $8,246,474 as of March 31, 2025. Inventory consists of finished goods of $6,134,895, and work in process of $2,133,862 as of September 30, 2024. Inventory is all related to the manufacturing of LYMPHIR commercial products to be sold in 2025. No reserves against inventory were deemed necessary based on an evaluation of the product expiration dating.